CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Equity attributable to equity holders	Common shares	Contributed surplus	Accumulated deficit	Accumulated other comprehensive income (loss)	Marketable securities fair value reserve	Cash flow hedge fair value reserve	Currency translation adjustment	Non-controlling interests
Equity, beginning balance at Dec. 31, 2019			$ 2,686.8	$ 54.0	$ (350.2)		$ (31.9)	$ (9.5)	$ (3.1)	$ 72.7
Issuance of common shares for share-based compensation			12.4	(7.4)
Issuance of common shares for exploration and evaluation asset acquisition			11.6
Share-based compensation				11.7
Net earnings (loss)	$ 58.8				42.6					16.2
Other				2.3	(0.3)
Net change in fair value and time value of cash flow hedges recognized in property, plant and equipment								2.0
Change for the year	37.2						(0.3)	36.9	0.6
Dividends to non-controlling interests										(1.9)
Transaction with equity holders										0.3
Equity, ending balance at Dec. 31, 2020	2,545.5	$ 2,458.2	2,710.8	60.6	(307.9)	$ (5.3)	(32.2)	29.4	(2.5)	87.3
Issuance of common shares for share-based compensation			8.3	(8.3)
Share-based compensation				6.9
Net earnings (loss)	(255.1)				(254.4)					(0.7)
Other				(0.1)	0.1
Net change in fair value and time value of cash flow hedges recognized in property, plant and equipment								(16.6)
Change for the year	45.7						(3.8)	47.0	(0.7)
Sale of investment									3.2
Dividends to non-controlling interests										(9.3)
Equity, ending balance at Dec. 31, 2021	$ 2,317.1	$ 2,239.8	$ 2,719.1	$ 59.1	$ (562.2)	$ 23.8	$ (36.0)	$ 59.8	$ 0.0	$ 77.3